Parties-in-Interest Transactions and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions and Related Party Transactions

5. Parties-in-interest Transactions and Related Party Transactions

Fees paid by the Plan to the trustees for administrative and investment services approximated $140,000 for the year ended December 31, 2025. Fees paid by the Plan to the Investment Manager approximated $55,000 for the year ended December 31, 2025. Fees paid to the Investment Manager were included as a reduction of the return earned on each fund.

Transactions in Company common stock qualify as party-in-interest transactions. The investments in the common stock of the Company earned dividend income of $365,624 during 2025, of which $93,873 is accrued at December 31, 2025.